Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total debt	$ 0	$ 14,096
Convertible facility
Disclosure of detailed information about borrowings [line items]
Total debt	0	13,963
Equipment loans
Disclosure of detailed information about borrowings [line items]
Total debt	$ 0	$ 133